DEFERRED SHARES (Details Textual) In Thousands, except Share data, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended								12 Months Ended				12 Months Ended		12 Months Ended
	Nov. 30, 2012 USD ($)	Dec. 31, 2012 GBP (£)	Sep. 30, 2012 GBP (£)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2013 GBP (£)	Dec. 31, 2008 GBP (£)	Dec. 31, 2005 USD ($)	Dec. 31, 2007 Deferred A Shares [Member] GBP (£)	Dec. 31, 2005 Deferred A Shares [Member]	Dec. 31, 2006 Deferred B Shares [Member]	Dec. 31, 2011 Deferred B Shares [Member] USD ($)	Dec. 31, 2007 Deferred C Shares [Member] GBP (£)	Jun. 13, 2012 Deferred C Shares [Member] USD ($)	Dec. 31, 2005 Capital Managers Llp [Member] GBP (£)	Dec. 31, 2005 Capital Managers Llp [Member] Deferred A Shares [Member] GBP (£)	Dec. 31, 2006 Capital Managers Llp [Member] Deferred B Shares [Member] GBP (£)
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Common Stock, Par or Stated Value Per Share (in dollars per share)		£ 0.01	£ 0.01		$ 0.01		$ 0.01		£ 0.01	£ 0.01	$ 0.01	£ 0.001				£ 0.001		£ 0.01		£ 0.001
Bridge Loan																		£ 200
Stock Repurchased During Period, Shares (in shares)																400,000
Stock Issued During Period, Shares, New Issues (in shares)	751,500		519,712				11,561,571					400,000						800,000	400,000	633,333
Equity Issuance, Per Share Amount (in dollars per share)	$ 2.00	£ 1		$ 0.57				$ 1.58								£ 0.01
Exercise Price Of Deferred Share (in dollars per share)																£ 0.79			£ 0.249	£ 0.59
Additional Paid In Capital															394		128
Financial Income Of Revaluation Of Deferred Shares				$ 0	$ 88	$ 120
Deferred Shares Entitles Description													(i) during a period of 5 years, (ii) as part of a sale event involving the sale of all the Companys shares or (iii) upon the listing of the Companys shares for trade.	(i) during a period of 5.25 years, (ii) as part of a sale event involving the sale of all the Companys shares or (iii) upon the listing of the Companys shares for trade.		(i) during a period of 5 years, (ii) as part of a sale event involving the sale of all the Companys shares or (iii) upon the listing of the Companys shares for trade.